PACE® Select Advisors Trust

August 10, 2018

Supplement to the prospectuses relating to Class A, Class C and Class Y shares and Class P shares (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2017, as supplemented.

Includes:

–  PACE® Mortgage-Backed Securities Fixed Income Investments

–  PACE® Intermediate Fixed Income Investments

–  PACE® Strategic Fixed Income Investments

–  PACE® Municipal Fixed Income Investments

–  PACE® Global Fixed Income Investments

–  PACE® High Yield Investments

–  PACE® Large Co Value Equity Investments

–  PACE® Large Co Growth Equity Investments

–  PACE® Small/Medium Co Value Equity Investments

–  PACE® Small/Medium Co Growth Equity Investments

–  PACE® International Equity Investments

–  PACE® International Emerging Markets Equity Investments

–  PACE® Global Real Estate Securities Investments

–  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update information regarding certain series (the "funds") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the portfolio management team for UBS Asset Management (Americas) Inc., the funds' manager ("UBS AM"). Effective as of July 20, 2018, Anthony Karaminas ceased to be an analyst on the portfolio management team for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE Alternative Strategies Investments, each a series of the Trust.

Second, this supplement updates certain information regarding investment advisory arrangements for PACE Municipal Fixed Income Investments, a series of the Trust. Standish Mellon Asset Management Company LLC ("Standish") has been a subadvisor to the fund since June 2000. Standish is a wholly-owned subsidiary of The Bank of New York Mellon Corporation, which chose to unify certain of its affiliated asset management firms, including Standish, into one firm under the name "BNY Mellon Asset Management North America Corporation" effective as

ZS-975

of February 1, 2018. This does not constitute an assignment for purposes of the Investment Company Act of 1940, as amended, and the change is not expected to impact the strategy Standish utilizes for the fund.

Third, this supplement updates certain information regarding the portfolio management team for River Road Asset Management, LLC ("River Road"), a subadvisor to PACE Large Co Value Equity Investments, a series of the Trust. Effective as of February 1, 2018, Andrew R. McIntosh has been added as a portfolio manager for the portion of the fund's assets managed by River Road.

Fourth, this supplement updates certain information regarding the portfolio management team for Aviva Investors Americas LLC ("Aviva"), a subadvisor to PACE Alternative Strategies Investments, a series of the Trust. Effective as of June 14, 2018, Dan James and Brendan Walsh ceased to be portfolio managers and James McAlevey has been added as a portfolio manager for the portion of the fund's assets managed by Aviva.

Fifth, this supplement updates certain information regarding Kettle Hill Capital Management, LLC, a subadvisor to PACE Alternative Strategies Investments.

Sixth, this supplement updates certain information contained in the Prospectuses and SAI regarding disclosure of portfolio holdings and administration arrangements for the funds.

I. Various Funds

Effective as of July 20, 2018, the Prospectuses and SAI are revised to remove all references to Anthony Karaminas as an analyst who assists the portfolio managers with the day-to-day management of PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE Alternative Strategies Investments.

II. Standish

Effective as of February 1, 2018, the Prospectuses and SAI are revised as follows:

All references to "Standish Mellon Asset Management Company LLC" and "Standish" are replaced with "BNY Mellon Asset Management North America Corporation" and "BNY Mellon AMNA," respectively. In addition, all biographical information relating to the relevant portfolio managers of PACE Municipal Fixed Income Investments in the Prospectuses is updated to reflect their employment with BNY Mellon Asset Management North America Corporation.

The section captioned "Investment advisory arrangements" and subcaptioned "PACE Municipal Fixed Income Investments" on page 95 of the SAI is revised by replacing the second paragraph of that section in its entirety with the following:

On February 1, 2018, The Boston Company Asset Management LLC and Standish Mellon Asset Management Company LLC merged into Mellon Capital Management Corporation, which immediately changed its name to BNY Mellon Asset Management North America Corporation. BNY Mellon Asset Management North America Corporation is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation.

III. River Road

Effective as of February 1, 2018, the Prospectuses and SAI are revised as follows:

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Portfolio management team" on page 40 of the Multi-Class Prospectus and page 39 of the Class P Prospectus is revised by replacing the fifth bullet point of that section in its entirety with the following:

– River Road—Henry W. Sanders III, Executive Vice President and Lead Portfolio Manager, Thomas S. Forsha, Co-Chief Investment Officer, and James C. Shircliff, Chief Investment Officer, have been portfolio managers of the fund since 2015. Andrew R. McIntosh, Associate Portfolio Manager, has been a portfolio manager of the fund since February 2018.

The section captioned "Management" and sub-captioned "PACE Large Co Value Equity Investments" beginning on page 145 of the Multi-Class Prospectus and page 140 of the Class P Prospectus is revised by replacing the fourth and fifth sentences of the tenth paragraph of that section in their entirety with the following:

Henry W. Sanders III, Thomas S. Forsha, James C. Shircliff and Andrew R. McIntosh are primarily responsible for the day-to-day management of River Road's allocated portion of the fund's portfolio. Messrs. Sanders, Forsha and Shircliff have held their responsibilities advising the fund since February 2015. Mr. McIntosh has held his responsibilities advising the fund since February 2018.

The same section of each Prospectus is revised by adding the following as the last sentences of the eleventh paragraph of that section:

Mr. McIntosh serves as Associate Portfolio Manager for River Road's Dividend All-Cap Value portfolios. In this capacity, he maintains select analyst responsibilities. Prior to joining River Road in 2011, Mr. McIntosh served as structured finance analyst on a portfolio of subprime and second lien securities at AEGON USA Investment Management LLC. Mr. McIntosh earned the Chartered Financial Analyst® designation in 2006 and is a member of the CFA Institute.

The section captioned "Portfolio managers" and sub-captioned "PACE Large Co Value Equity Investments—River Road Asset Management, LLC" beginning on page 175 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

James C. Shircliff, Henry W. Sanders III, Thomas S. Forsha and Andrew R. McIntosh are primarily responsible for the day-to-day management of the portion of the fund allocated to River Road. The following table provides information relating to other accounts managed by Messrs. Shircliff, Sanders and Forsha as of July 31, 2017 and by Mr. McIntosh as of July 31, 2018:

The same section of the SAI is revised by adding the following as the fourth table of that section:

Andrew R. McIntosh:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	2	11	62
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,005	$1,237	$485
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

IV. Aviva

Effective as of June 14, 2018, the Prospectuses and SAI are revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Portfolio management team" on page 75 of the Multi-Class Prospectus and page 74 of the Class P Prospectus is revised by replacing the seventh bullet point of that section in its entirety with the following:

Aviva—Peter Fitzgerald, Chief Investment Officer of Multi-Assets and Macro, and Ian Pizer, Head of Investment Strategy, have been portfolio managers of the fund since 2016. James McAlevey, Portfolio Manager, has been a portfolio manager of the fund since June 2018.

The section captioned "Management" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 153 of the Multi-Class Prospectus and page 148 of the Class P Prospectus is revised by replacing the third sentence of the sixteenth paragraph of that section in its entirety with the following:

Peter Fitzgerald, Ian Pizer and James McAlevey are primarily responsible for the day-to-day management of the portion of the fund's portfolio allocated to Aviva.

The same section of each Prospectus is revised by replacing the second sentence of the seventeenth paragraph of that section in its entirety with the following:

He also leads Aviva's global multi-assets and macro investment teams and is responsible for the strategic direction of its global multi-asset, macro and multi-strategy offering.

The same section of each Prospectus is revised by deleting the eighteenth and twentieth paragraphs of that section in their entirety and adding the following as the twenty-first paragraph of that section:

James McAlevey manages Aviva's AIMS fixed income and target return funds. He also leads Aviva's rates team. Prior to joining Aviva in 2016, Mr. McAlevey served as head of interest rates with a focus on alpha generation in the benchmark agnostic product offering at Henderson Global Investors. He also previously worked on the hedge fund side of the business, where he gained insight and experience in the use and application of derivatives in an absolute return framework. Mr. McAlevey is also a CFA charterholder.

The section captioned "Portfolio managers" and sub-captioned "PACE Alternative Strategies Investments—Aviva Investors Americas LLC" beginning on page 208 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

Peter Fitzgerald, Ian Pizer and James McAlevey are primarily responsible for the day-to-day management of Aviva's allocated portion of the fund's portfolio. The following table provides information relating to other accounts managed by Messrs. Fitzgerald and Pizer as of July 31, 2017 and by Mr. McAlevey as of July 31, 2018:

The same section of the SAI is revised by deleting the second and fourth tables of that section in their entirety and adding the following as the last table of that section:

James McAlevey:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	1	2	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$87.8	$654	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

V. Kettle Hill

The section captioned "Management" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 153 of the Multi-Class Prospectus and page 148 of the Class P Prospectus is revised by replacing the first sentence of the second-to-last paragraph of that section in its entirety with the following:

Kettle Hill Capital Management, LLC is located at 675 Third Avenue, 15th Floor, New York, NY 10017.

VI. Disclosure of Portfolio Holdings and Administration Arrangements

The section captioned "Disclosure of portfolio holdings" on page 159 of the Multi-Class Prospectus is revised by replacing the first paragraph of that section in its entirety with the following:

Each fund will generally post on UBS AM's Web site at http://www.ubs.com/global/en/asset_management.html, its ten largest equity holdings, and the percentage that each of these holdings represents of that fund's total assets, as of the most recent calendar quarter-end, on or about 25 calendar days after the end of the calendar quarter.

The section captioned "Disclosure of portfolio holdings and other information" on page 154 of the Class P Prospectus is revised by replacing the first paragraph of that section in its entirety with the following:

Each fund, except PACE Government Money Market Investments, will generally post on UBS AM's Web site at http://www.ubs.com/global/en/asset_management.html, its ten largest equity holdings, and the percentage that each of these holdings represents of that fund's total assets, as of the most recent calendar quarter-end, on or about 25 calendar days after the end of the calendar quarter.

The section captioned "Disclosure of portfolio holdings" and subcaptioned "Complete and partial portfolio holdings—arrangements to disclose to Service Providers, Fiduciaries and Other Third Parties" beginning on page 67 of the SAI is revised by replacing the first bullet point of that section in its entirety with the following:

– State Street Bank and Trust Company, each fund's custodian, securities lending agent and sub-administrator, receives portfolio holdings information daily on a real-time basis in connection with the custodian, securities lending, valuation, derivatives collateral management and sub-administration services it provides to the funds.

The section captioned "Investment management, administration and principal underwriting arrangements" and subcaptioned "Investment management and administration arrangements" beginning on page 90 of the SAI is revised by adding the following as the third paragraph of that section:

UBS AM has entered into a Sub-Administration Contract with State Street Bank & Trust Company to provide accounting, portfolio valuation and certain administrative services for the funds. UBS AM pays State Street Bank & Trust Company for the services it provides under the Sub-Administration Contract.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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UBS Asset Management (Americas) Inc.